RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2012	2011	2010

Retainer fee	$98	$120	$95

Success fee in respect of issuance of private placements, According to Service Agreement	-	-	18

Total	$98	$120	$113

Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2012	2011	2010

Chairman fees	$60	$60	$-
Share based compensation expenses	10	43	75

Total	$70	$103	$75

THCAP [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2012	2011	2010

Retainer fees	$2	$-	$-
Share based compensation expenses	6	1	10

Total	$8	$1	$10